Summary of significant accounting policies - Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	¥ 15,691,876		$ 2,149,778
2026	12,414,733		1,700,811
2027	11,926,988		1,633,991
2028	4,950,501		678,216
Total future lease payments	44,984,098		6,162,796
Less: Imputed interest	4,734,832		648,669
Total lease liability balance	¥ 40,249,266		$ 5,514,127	¥ 50,423,551
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent		Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent
ROU assets	¥ 39,239,747		$ 5,375,823	¥ 50,628,099
Current lease liabilities	¥ 12,732,875		$ 1,744,397	12,852,494
Weighted average remaining lease term (in years)	3 years 1 month 24 days		3 years 1 month 24 days
Weighted average discount rate (as a percent)	5.22%		5.22%
Operating lease cost	¥ 18,612,688	$ 2,549,928
Lease Cost Capitalized	0			¥ 0
Supplemental cash flow information related to operating leases
Cash payments for operating leases	26,914,809	3,687,314
ROU assets obtained in exchange for operating lease liabilities	¥ 12,972,725	$ 1,777,256